Angel Oak Mortgage Trust I, LLC ABS-15G

Exhibit 99.7

Loan Number	Seller Loan Number	Originator	Last Name	Note Date	Original Balance	State	TPR QM ATR Status	Loan Status	Exception Date	Remediation Status	Exception ID	Exception Type	Exception Category	Exceptions	Exception Rebuttal	Exception Rebuttal Date	Exception Rebuttal Response	Exception Rebuttal Response Date	Compensating Factors	Initial Overall Loan Grade	Final Overall Loan Grade	Initial Exception Grade	Final Exception Grade	Initial Credit Grade	Final Credit Grade	Initial Property Valuation Grade	Final Property Valuation Grade	Initial Compliance Grade	Final Compliance Grade	Initial Overall Grade (DBRS/Morningstar)	Initial Credit Grade (DBRS/Morningstar)	Initial Property Valuation Grade (DBRS/Morningstar)	Initial Compliance Grade (DBRS/Morningstar)	Initial Overall Grade (Fitch)	Initial Credit Grade (Fitch)	Initial Property Valuation Grade (Fitch)	Initial Compliance Grade (Fitch)	Initial Overall Grade (Kroll)	Initial Credit Grade (Kroll)	Initial Property Valuation Grade (Kroll)	Initial Compliance Grade (Kroll)	Initial Overall Grade (Moodys)	Initial Credit Grade (Moodys)	Initial Property Valuation Grade (Moodys)	Initial Compliance Grade (Moodys)	Initial Overall Grade (S&P)	Initial Credit Grade (S&P)	Initial Property Valuation Grade (S&P)	Initial Compliance Grade (S&P)	Final Overall Grade (DBRS/Morningstar)	Final Credit Grade (DBRS/Morningstar)	Final Property Grade (DBRS/Morningstar)	Final Compliance Grade (DBRS/Morningstar)	Final Overall Grade (Fitch)	Final Credit Grade (Fitch)	Final Property Grade (Fitch)	Final Compliance Grade (Fitch)	Final Overall Grade (Kroll)	Final Credit Grade (Kroll)	Final Property Grade (Kroll)	Final Compliance Grade (Kroll)	Final Overall Grade (Moodys)	Final Credit Grade (Moodys)	Final Property Grade (Moodys)	Final Compliance Grade (Moodys)	Final Overall Grade (S&P)	Final Credit Grade (S&P)	Final Property Grade (S&P)	Final Compliance Grade (S&P)
2025HB11870	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Loan Review Complete	XXX	Resolved	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Comp Factor
Borrower has stable job time - Borrower has XXX years on job. Comp Factor
																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX% Comp Factor	D	A	A	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025HB11870	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Loan Review Complete	XXX	Resolved	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Comp Factor
Borrower has stable job time - Borrower has XXX years on job. Comp Factor
																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX% Comp Factor	D	A	A	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025HB11870	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Loan Review Complete	XXX	Resolved	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Comp Factor
Borrower has stable job time - Borrower has XXX years on job. Comp Factor
																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX% Comp Factor	D	A	A	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025HB11870	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Loan Review Complete	XXX	Resolved	XXX	Property	Third Party Valuation Product is Required and Missing	XXX documentation was provided - showing CU Score is XXX; R&W Relief is Not Eligible. Third Party Valuation is required.	Document Uploaded.	XXX	XXX provided for secondary valuation. Cleared	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Comp Factor
Borrower has stable job time - Borrower has XXX years on job. Comp Factor
																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX% Comp Factor	D	A	D	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025HB11868	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	XXX	Resolved	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Calculated LTV of XXX% is less than Guideline LTV of XXX%
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX% Calculated DTI of XXX% is less than Guideline DTI of XXX%
																			Borrower has stable job time - Borrower has XXX years on job. Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025HB11868	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	XXX	Resolved	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Calculated LTV of XXX% is less than Guideline LTV of XXX%
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX% Calculated DTI of XXX% is less than Guideline DTI of XXX%
																			Borrower has stable job time - Borrower has XXX years on job. Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025HB11868	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	XXX	Resolved	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Calculated LTV of XXX% is less than Guideline LTV of XXX%
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX% Calculated DTI of XXX% is less than Guideline DTI of XXX%
																			Borrower has stable job time - Borrower has XXX years on job. Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025HB11869	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	XXX	Resolved	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	XXX	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX% Comp Factor
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp Factor
Borrower has stable job time - Borrower has XXX years on job. Comp Factor
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Comp Factor
																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX% Comp Factor	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025HB11869	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	XXX	Resolved	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	XXX	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX% Comp Factor
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp Factor
Borrower has stable job time - Borrower has XXX years on job. Comp Factor
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Comp Factor
																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX% Comp Factor	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025HB11869	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	XXX	Resolved	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	XXX	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX% Comp Factor
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp Factor
Borrower has stable job time - Borrower has XXX years on job. Comp Factor
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Comp Factor
																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX% Comp Factor	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025HB11872	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	XXX	Resolved	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
																			Borrower has stable job time - Borrower has XXX years on job.	D	A	A	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025HB11872	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	XXX	Resolved	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
																			Borrower has stable job time - Borrower has XXX years on job.	D	A	A	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025HB11872	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	XXX	Resolved	XXX	Property	Third Party Valuation Product is Required and Missing	XXX documentation is missing. Need secondary valuation per guidelines.	Document Uploaded.	XXX	; XXX documentation provided showing CU Score - XXX and R&W Relief - Eligible.;	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
																			Borrower has stable job time - Borrower has XXX years on job.	D	A	D	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025HB11871	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	XXX	Resolved	XXX	Compliance	No Compliance Findings	QM exception revoked due to Non-QM loan. No exceptions remain. The loan is in compliance with all applicable laws and regulations.	Informational Only	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025HB11871	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	XXX	Resolved	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025HB11877	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	XXX	Resolved	XXX	Compliance	Regulation § 1026.43(c)(2)(vi) failure - The consumer's current debt obligations, XXX, and XXX or other debt obligations were not confirmed and included in the DTI or excluded per lender guidelines.	Regulation § 1026.43(c)(2)(vi) failure - The consumer's current debt obligations, XXX, and XXX or other debt obligations were not confirmed and included in the DTI or excluded per lender guidelines.	Document Uploaded. Updated debts per credit report. Did not include debts labeled XXX or XXX as those are self-reported utility bills and don't have to be included in the DTI. Uploaded 1008, 1003, CRSE with updated DTI.	XXX	Condition was triggered in error. Documentation to support debt obligations was provided.	XXX	Borrower has stable job time - Borrower has XXX years on job.
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	B	A	D	A	A	A	B	A	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025HB11877	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	XXX	Resolved	XXX	Credit	Borrower 1 3rd Party VOE Prior to Close Missing	Borrower 1 3rd Party VOE Prior to Close Missing Guidelines require a verification of business XXX days prior to closing or after. Please provide the verification of existence of business dated XXX or after.	Please see CPA letter uploaded to other finding.	XXX	Borrower 1 3rd Party VOE Prior to Close Was Provided; Received CPA letter dated XXX confirming percentage of ownership for at least XXX years. Cleared.	XXX	Borrower has stable job time - Borrower has XXX years on job.
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	D	A	D	A	A	A	B	A	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025HB11877	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	XXX	Resolved	XXX	Credit	Borrower 1 CPA Letter Missing	Borrower 1 CPA Letter Missing Guidelines require a CPA letter or other documentation showing borrower is XXX% owner of XXX.	Document Uploaded. Uploaded CPA letter and CPA XXX - verifies borr is XXX% owner for the past XXX years and business is currently Active.	XXX	Borrower 1 CPA Letter Provided; Received CPA letter dated XXX confirming percentage of ownership for at least XXX years. Cleared.	XXX	Borrower has stable job time - Borrower has XXX years on job.
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	D	A	D	A	A	A	B	A	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025HB11877	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	XXX	Resolved	XXX	Credit	Income and Employment Do Not Meet Guidelines	Income and Employment Do Not Meet Guidelines Guidelines require a CPA letter or other documentation showing borrower is XXX% owner of XXX. Guidelines require a verification of business XXX days prior to closing or after. Please provide the verification of existence of business dated XXX or after.	Please see CPA letter uploaded to other finding.	XXX	Income and Employment Meet Guidelines; Received CPA letter dated XXX confirming percentage of ownership for at least XXX years. Cleared.	XXX	Borrower has stable job time - Borrower has XXX years on job.
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	C	A	D	A	A	A	B	A	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025HB11875	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	XXX	Resolved	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp Factor
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Comp Factor
																			Borrower has stable job time - Borrower has XXX years on job. Comp Factor	D	A	A	A	C	A	A	A	D	A	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025HB11875	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	XXX	Resolved	XXX	Credit	Other XXX Expiration Date is before the Note Date	Other XXX Expiration Date of XXX is prior to the Note Date of XXX	Document Uploaded. PlsXXX at all the HOI Info as there are XXX XXX the Old expired policy and the renewal w/current dates	XXX	Received XXX policies - an older one and the most recent one. Re-reviewed the dates to confirm.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp Factor
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Comp Factor
																			Borrower has stable job time - Borrower has XXX years on job. Comp Factor	D	A	C	A	C	A	A	A	D	A	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025HB11875	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	XXX	Resolved	XXX	Compliance	Missing Credit Score Disclosure (XXX)	Missing Credit Score Disclosure (XXX)	Document Uploaded.	XXX	Credit Report with disclosure was provided. Cleared. ; Credit Report with disclosure was provided. Cleared.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp Factor
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Comp Factor
																			Borrower has stable job time - Borrower has XXX years on job. Comp Factor	D	A	D	A	C	A	A	A	D	A	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025HB11873	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	XXX	Resolved	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	XXX	Borrower has stable job time - Borrower has XXX years on job.
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025HB11873	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	XXX	Resolved	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	XXX	Borrower has stable job time - Borrower has XXX years on job.
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025HB11874	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	XXX	Resolved	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Borrower has stable job time - Borrower has XXX years on job.
																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025HB11874	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	XXX	Resolved	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Borrower has stable job time - Borrower has XXX years on job.
																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025HB11876	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	XXX	Resolved	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Purposes	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025HB11876	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	XXX	Resolved	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Purposes	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025HB11876	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	XXX	Resolved	XXX	Compliance	No Compliance Findings	No exceptions The loan is in compliance with all applicable laws and regulations.	Informational Purposes	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025HB11805	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	XXX	Resolved	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational only.	XXX	Borrower has stable job time - Borrower has XXX years on job.
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025HB11805	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	XXX	Resolved	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational only.	XXX	Borrower has stable job time - Borrower has XXX years on job.
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025HB11805	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	XXX	Resolved	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational only.	XXX	Borrower has stable job time - Borrower has XXX years on job.
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025HB11878	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	XXX	Resolved	XXX	Compliance	Charges That Cannot Increase Test	XXX Cure Required. Refund in the amount of $XXX, cure package requires a PCCD, LOE, Copy of Refund Check, and Proof of Delivery or Valid XXX. Consummation date is XXX, however the only CD found in the file is dated XXX and was signed on XXX, which is less than XXX business days prior to consummation. Missing the initial CD dated XXX, reflected on the Lenders Disclosure Tracker. Additional testing will be completed once the initial CD is received.
														This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i).			XXX dated XXX in file - exception resolved; COC dated XXX in file - exception resolved; This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i).	XXX	Borrower has stable job time - Borrower has XXX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	D	A	D	A	A	A	A	A	D	A	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025HB11878	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	XXX	Resolved	XXX	Compliance	XXX Nonprime Home Loan Test	XXX loan with established XXX and appraisal requirements met, downgraded to A. This loan failed the XXX XXX test.

The loan is a XXX, as defined in the legislation. For more information please see the Connecticut XXX Article section of the full ComplianceAnalyzer report.

														While the Connecticut XXX provisions specify that lenders may lawfully make this type of loan subject to certain conditions, some lenders and secondary market investors may prefer not to fund or buy XXX even if the additional conditions are met.			XXX loan with established XXX and appraisal requirements met, downgraded to A.;	XXX	Borrower has stable job time - Borrower has XXX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	D	A	A	A	A	A	A	A	D	A	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025HB11878	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	XXX	Resolved	XXX	Compliance	Initial Closing Disclosure Delivery Date Test	Documentation required to clear exception. Consummation date is XXX, however the only CD found in the file is dated XXX, and was signed on XXX, which is less than XXX business days prior to consummation. Missing the initial CD dated XXX, reflected on the Compliance report (pg. 761). Additional testing will be completed once the initial CD is received.
														This loan failed the initial closing disclosure delivery date test due to one of the following findings:( 12 CFR §1026.19(f)(1)(ii) )The initial closing disclosure delivery date is provided and the initial closing disclosure method of delivery is marked as either:"USPS First Class Mail" or "Electronic Delivery" or blank, and the initial closing disclosure delivery date is less than XXX business days (counting all calendar days except XXX and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or"In Person" and the initial closing disclosure delivery date is less than XXX business days (counting all calendar days except XXX and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; orThe initial closing disclosure receipt date is provided and the initial closing disclosure receipt date is less than XXX business days (counting all calendar days except XXX and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transactionThe creditor shall ensure that the consumer receives the disclosures required under paragraph §1026.19(f)(1)(i) no later than XXX business days before consummation.	Document Uploaded.	XXX	Initial CD provided; Exception resolved; Initial CD provided; Exception resolved	XXX	Borrower has stable job time - Borrower has XXX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	D	A	C	A	A	A	A	A	D	A	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025HB11878	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	XXX	Resolved	XXX	Compliance	Charges That In Total Cannot Increase More Than XXX% Test	XXX Cure Required. Refund in the amount of $XXX, cure package requires a XXX, LOE, Copy of Refund Check, and Proof of Delivery or Valid XXX. Title settlement fees exceeded the XXX% tolerance threshold due to missing a copy of the Service Providers List.
														This loan failed the charges that in total cannot increase more than XXX% test. (12 CFR §1026.19(e)(3)(ii))The loan contains third-party services that the consumer was permitted to shop for and the charges exceed the good faith tolerance according to §1026.19(e)(3)(ii). The final charges that in total cannot increase more than XXX% ($XXX) exceed the comparable charges ($XXX) by more than XXX%. Please see the table that displays the Charges That Cannot Increase More Than XXX% for a comparison of the data between the provided disclosures.An estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §1026.19(e)(1)(i) by more than XXX percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §1026.19(e)(1)(vi).	Document Uploaded.	XXX	XXX provided; Exception resolved; XXX provided; Exception resolved	XXX	Borrower has stable job time - Borrower has XXX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	D	A	D	A	A	A	A	A	D	A	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025HB11878		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	XXX	Resolved	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	XXX	Borrower has stable job time - Borrower has XXX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	D	A	A	A	A	A	A	A	D	A	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025HB11878		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	XXX	Resolved	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	XXX	Borrower has stable job time - Borrower has XXX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	D	A	A	A	A	A	A	A	D	A	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025HB11808	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	XXX	Resolved	XXX	Property	Property/Appraisal General	Property/Appraisal guideline violation: XXX XXX is .XXX and Confidence score is XXX%. These scores are outside of the guideline allowable amounts.	XXX was received and meets variance amounts. Cleared	XXX	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Borrower has stable job time - Borrower has XXX years on job.
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	C	A	C	A	A	A	C	A	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025HB11808	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	XXX	Resolved	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	XXX	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Borrower has stable job time - Borrower has XXX years on job.
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	C	A	A	A	A	A	C	A	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025HB11808	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	XXX	Resolved	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	XXX	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Borrower has stable job time - Borrower has XXX years on job.
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	C	A	A	A	A	A	C	A	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025HB11807	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	XXX	Resolved	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	XXX	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Borrower has stable job time - Borrower has XXX years on job.
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025HB11807	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	XXX	Resolved	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	XXX	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Borrower has stable job time - Borrower has XXX years on job.
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025HB11807	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	XXX	Resolved	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	XXX	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Borrower has stable job time - Borrower has XXX years on job.
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025HB11879	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	XXX	Resolved	XXX	Compliance	No Compliance Findings	No exceptions The loan is in compliance with all applicable laws and regulations.	Informational Only	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025HB11879	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	XXX	Resolved	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025HB11879	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	XXX	Resolved	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025HB11809	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Loan Review Complete	XXX	Resolved	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	XXX	Borrower has stable job time - Borrower has XXX years on job.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025HB11809	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Loan Review Complete	XXX	Resolved	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	XXX	Borrower has stable job time - Borrower has XXX years on job.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025HB11809	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Loan Review Complete	XXX	Resolved	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	XXX	Borrower has stable job time - Borrower has XXX years on job.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025HB11804		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Loan Review Complete	XXX	Resolved	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational Only.	XXX	Original CLTV is Below the Guideline Maximum - . Borrower has stable job time - . Original LTV is Below the Guideline Maximum - .	C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2025HB11804		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Loan Review Complete	XXX	Resolved	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational Only.	XXX	Original CLTV is Below the Guideline Maximum - . Borrower has stable job time - . Original LTV is Below the Guideline Maximum - .	C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2025HB11804		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Loan Review Complete	XXX	Resolved	XXX	Credit	Hazard Insurance Effective Date is after the Disbursement Date	Hazard Insurance Effective Date of XXX is after the Disbursement Date of XXX. Please provide XXX with coverage for XXX	Document Uploaded.	XXX	Attestation of no claims; Hazard Insurance Effective Date of XXX is prior to or equal to the Disbursement Date of XXX Or Hazard Insurance Effective Date Is Not Provided.	XXX	Original CLTV is Below the Guideline Maximum - . Borrower has stable job time - . Original LTV is Below the Guideline Maximum - .	C	B	C	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2025HB11804		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Loan Review Complete	XXX	Acknowledged	XXX	Credit	Audited Reserves are less than Guideline Required Reserves (Dollar Amount)	Audited Reserves of $XXX are less than Guideline Required Reserves of $XXX. CRSE in the file cites this exception and approval is granted			Audited Reserves of $XXX are less than Guideline Required Reserves of $XXX. CRSE in the file cites this exception and approval is granted	XXX	Original CLTV is Below the Guideline Maximum - . Borrower has stable job time - . Original LTV is Below the Guideline Maximum - .	C	B	B	B	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2025HB11811	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Loan Review Complete	XXX	Resolved	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only.	XXX	Borrower has stable job time - .

Qualifying FICO is Greater than the Guideline Minimum - .

Qualifying DTI below max allowed. - .

Original CLTV is Below the Guideline Maximum - .

																			Original LTV is Below the Guideline Maximum - .	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025HB11811	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Loan Review Complete	XXX	Resolved	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only.	XXX	Borrower has stable job time - .

Qualifying FICO is Greater than the Guideline Minimum - .

Qualifying DTI below max allowed. - .

Original CLTV is Below the Guideline Maximum - .

																			Original LTV is Below the Guideline Maximum - .	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025HB11811	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Loan Review Complete	XXX	Resolved	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only.	XXX	Borrower has stable job time - .

Qualifying FICO is Greater than the Guideline Minimum - .

Qualifying DTI below max allowed. - .

Original CLTV is Below the Guideline Maximum - .

																			Original LTV is Below the Guideline Maximum - .	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025HB11880		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	XXX	Resolved	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational Only.	XXX	Qualifying FICO is Greater than the Guideline Minimum - . Qualifying DTI below max allowed. - . Original CLTV is Below the Guideline Maximum - . Original LTV is Below the Guideline Maximum - .	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025HB11880		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	XXX	Resolved	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational Only.	XXX	Qualifying FICO is Greater than the Guideline Minimum - . Qualifying DTI below max allowed. - . Original CLTV is Below the Guideline Maximum - . Original LTV is Below the Guideline Maximum - .	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025HB11880		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	XXX	Resolved	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational Only.	XXX	Qualifying FICO is Greater than the Guideline Minimum - . Qualifying DTI below max allowed. - . Original CLTV is Below the Guideline Maximum - . Original LTV is Below the Guideline Maximum - .	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025HB11881	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	XXX	Resolved	XXX	Property	Third Party Valuation Product Not Provided within XXX% Tolerance	Desk review shows a variance amount greater than XXX%. Additional documentation is required.	Document Uploaded.	XXX	Third party valuation product provided within tolerance; Third party Broker Price Opinion (BPO) variance of -XXX% exceeds XXX% maximum variance; Uploaded BPO. Using lowest value to match the CDA and BPO; Third party Broker Price Opinion (BPO) variance of -XXX% exceeds XXX% maximum variance	XXX	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
																			Borrower has stable job time - Borrower has XXX years on job.	C	B	C	A	A	A	C	A	C	B	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2025HB11881	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	XXX	Cured Post Close	XXX	Compliance	Charges That In Total Cannot Increase More Than XXX% Test	This loan failed the charges that in total cannot increase more than XXX% test. (12 CFR §1026.19(e)(3)(ii))The loan contains third-party services that the consumer was permitted to shop for and the charges exceed the good faith tolerance according to §1026.19(e)(3)(ii). The final charges that in total cannot increase more than XXX% ($XXX) exceed the comparable charges ($XXX) by more than XXX%. Please see the table that displays the Charges That Cannot Increase More Than XXX% for a comparison of the data between the provided disclosures.An estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §1026.19(e)(1)(i) by more than XXX percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §1026.19(e)(1)(vi). XXX Cure Required. Refund in the amount of $XXX, cure package requires a XXX, LOE, Copy of Refund Check, and Proof of Delivery or Valid XXX. The XXX% tolerance violation in the amount of $XXX is due to addition of the Chain of tile $XXX, Title service $XXX, Notary fee of $XXX and increase to the Title - XXX Fee was increased by $XXX on the XXX CD without a valid XXX	Document Uploaded. ; Document Uploaded. ; Document Uploaded. ; Document Uploaded.	XXX	Cure package provided; Exception downgraded to a XXX; Missing copy of check required to downgrade the exception; XXX provided did not clarify why the settlement costs increased and is considered invalid. Exception remains. ; The XXX provided is blank, exception remains	XXX	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
																			Borrower has stable job time - Borrower has XXX years on job.	C	B	C	B	A	A	C	A	C	B	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2025HB11881	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	XXX	Resolved	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only.	XXX	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
																			Borrower has stable job time - Borrower has XXX years on job.	C	B	A	A	A	A	C	A	C	B	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2025HB11881	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	XXX	Resolved	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only.	XXX	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
																			Borrower has stable job time - Borrower has XXX years on job.	C	B	A	A	A	A	C	A	C	B	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2025HB11806	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Loan Review Complete	XXX	Resolved	XXX	Credit	Approval/Underwriting Summary Partially Provided	Approval/Underwriting Summary Partially Provided. Lenders 1008 does not have the borrowers investment property liability included. This creates a variance of the back end DTI. Please provide an updated 1008 with the XXX liability or a lease agreement sufficient to XXX out the liability amount.	Document Uploaded.	XXX	Updated 1008; Approval/Underwriting Summary is fully present	XXX	Original LTV is Below the Guideline Maximum - .

Original CLTV is Below the Guideline Maximum - .

Borrower has stable job time - .

Qualifying DTI below max allowed. - .

																			Qualifying FICO is Greater than the Guideline Minimum - .	B	A	B	A	B	A	A	A	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025HB11806	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Loan Review Complete	XXX	Resolved	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only.	XXX	Original LTV is Below the Guideline Maximum - .
Original CLTV is Below the Guideline Maximum - .
Borrower has stable job time - .
Qualifying DTI below max allowed. - .
																			Qualifying FICO is Greater than the Guideline Minimum - .	B	A	A	A	B	A	A	A	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025HB11806	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Loan Review Complete	XXX	Resolved	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only.	XXX	Original LTV is Below the Guideline Maximum - .

Original CLTV is Below the Guideline Maximum - .

Borrower has stable job time - .

Qualifying DTI below max allowed. - .

																			Qualifying FICO is Greater than the Guideline Minimum - .	B	A	A	A	B	A	A	A	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025HB11813	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Loan Review Complete	XXX	Resolved	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational only.	XXX	Qualifying FICO is Greater than the Guideline Minimum - .

Borrower has stable job time - .

Original CLTV is Below the Guideline Maximum - .

Qualifying DTI below max allowed. - .

																			Original LTV is Below the Guideline Maximum - .	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025HB11813	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Loan Review Complete	XXX	Resolved	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational only.	XXX	Qualifying FICO is Greater than the Guideline Minimum - .

Borrower has stable job time - .

Original CLTV is Below the Guideline Maximum - .

Qualifying DTI below max allowed. - .

																			Original LTV is Below the Guideline Maximum - .	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025HB11813	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Loan Review Complete	XXX	Resolved	XXX	Credit	Asset 1 Does Not Meet Guideline Requirements	Asset Record XXX Does Not Meet G/L Requirements.	Asset Record 1 Meets G/L Requirements	XXX	Qualifying FICO is Greater than the Guideline Minimum - .

Borrower has stable job time - .

Original CLTV is Below the Guideline Maximum - .

Qualifying DTI below max allowed. - .

																			Original LTV is Below the Guideline Maximum - .	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025HB11813	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Loan Review Complete	XXX	Resolved	XXX	Credit	Asset 2 Does Not Meet Guideline Requirements	Asset Record XXX Does Not Meet G/L Requirements	Asset Record 2 Meets G/L Requirements Or Not Applicable	XXX	Qualifying FICO is Greater than the Guideline Minimum - .

Borrower has stable job time - .

Original CLTV is Below the Guideline Maximum - .

Qualifying DTI below max allowed. - .

																			Original LTV is Below the Guideline Maximum - .	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025HB11810	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	XXX	Resolved	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational only.	XXX	Qualifying FICO is Greater than the Guideline Minimum - .

Original CLTV is Below the Guideline Maximum - .

Qualifying DTI below max allowed. - .

Original LTV is Below the Guideline Maximum - .

																			Borrower has stable job time - .	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025HB11810	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	XXX	Resolved	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational only.	XXX	Qualifying FICO is Greater than the Guideline Minimum - .

Original CLTV is Below the Guideline Maximum - .

Qualifying DTI below max allowed. - .

Original LTV is Below the Guideline Maximum - .

																			Borrower has stable job time - .	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025HB11810	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	XXX	Resolved	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational only.	XXX	Qualifying FICO is Greater than the Guideline Minimum - .

Original CLTV is Below the Guideline Maximum - .

Qualifying DTI below max allowed. - .

Original LTV is Below the Guideline Maximum - .

																			Borrower has stable job time - .	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025HB11812		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Loan Review Complete	XXX	Resolved	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational only.	XXX	Qualifying FICO is Greater than the Guideline Minimum - . Borrower has stable job time - . Qualifying DTI below max allowed. - . Original LTV is Below the Guideline Maximum - .	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025HB11812		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Loan Review Complete	XXX	Resolved	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational only.	XXX	Qualifying FICO is Greater than the Guideline Minimum - . Borrower has stable job time - . Qualifying DTI below max allowed. - . Original LTV is Below the Guideline Maximum - .	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025HB11812		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Loan Review Complete	XXX	Resolved	XXX	Credit	Asset 1 Does Not Meet Guideline Requirements	Asset Record XXX Does Not Meet G/L Requirements. Guidelines do not allow business assets to be used as reserves			UW error; Asset Record XXX Meets G/L Requirements	XXX	Qualifying FICO is Greater than the Guideline Minimum - . Borrower has stable job time - . Qualifying DTI below max allowed. - . Original LTV is Below the Guideline Maximum - .	D	A	C	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025HB11812		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Loan Review Complete	XXX	Resolved	XXX	Credit	Guideline Seasoning not Met	The required number of months reserves are to be seasoned does not meet Guideline requirement. Guidelines do not allow business assets to be used as reserves			The required number of months reserves are to be seasoned does meet Guideline requirement.	XXX	Qualifying FICO is Greater than the Guideline Minimum - . Borrower has stable job time - . Qualifying DTI below max allowed. - . Original LTV is Below the Guideline Maximum - .	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025HB11835	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Loan Review Complete	XXX	Resolved	XXX	Credit	The Note is Incomplete	The Note is Incomplete The Note reflects a transaction date of XXX. Provide a corrected Note with the correct transaction date XXX.	Document Uploaded. Uploaded corrected XXX with year updated from XXX to XXX.	XXX	Updated Note; The Note is Present	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
Borrower has stable job time - Borrower has XXX years on job.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025HB11835	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Loan Review Complete	XXX	Resolved	XXX	Credit	The Deed of Trust is Incomplete	The Deed of Trust is Incomplete The Deed of Trust reflects a transaction date of XXX. Provide a complete, correct Deed of Trust with the correct transaction date of XXX.	Document Uploaded. Please see affidavit from XXX for date correction on page 2 of DOT.; Document Uploaded. Uploaded corrected re-recorded Deed of Trust.	XXX	The Deed of Trust is Present and Complete; Received an updated Scrivener's Affidavit and corrected mortgage - correcting the date accordingly. ; Document Uploaded. Please send a scriveners affidavit or a newly recorded DOT with the correct date of the note reflected in section XXX of the DOT.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
Borrower has stable job time - Borrower has XXX years on job.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025HB11835	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Loan Review Complete	XXX	Resolved	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational only.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
Borrower has stable job time - Borrower has XXX years on job.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025HB11814	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Loan Review Complete	XXX	Resolved	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational only.	XXX	Qualifying FICO is Greater than the Guideline Minimum - .

Original LTV is Below the Guideline Maximum - .

Qualifying DTI below max allowed. - .

Borrower has stable job time - .

																			Original CLTV is Below the Guideline Maximum - .	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025HB11814	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Loan Review Complete	XXX	Resolved	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational only.	XXX	Qualifying FICO is Greater than the Guideline Minimum - .

Original LTV is Below the Guideline Maximum - .

Qualifying DTI below max allowed. - .

Borrower has stable job time - .

																			Original CLTV is Below the Guideline Maximum - .	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025HB11814	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Loan Review Complete	XXX	Resolved	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational only.	XXX	Qualifying FICO is Greater than the Guideline Minimum - .

Original LTV is Below the Guideline Maximum - .

Qualifying DTI below max allowed. - .

Borrower has stable job time - .

																			Original CLTV is Below the Guideline Maximum - .	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025HB11831	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Loan Review Complete	XXX	Resolved	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025HB11831	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Loan Review Complete	XXX	Resolved	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025HB11831	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Loan Review Complete	XXX	Resolved	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025HB11828	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Loan Review Complete	XXX	Resolved	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Borrower has stable job time - Borrower has XXX years on job.
																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025HB11828	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Loan Review Complete	XXX	Resolved	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Borrower has stable job time - Borrower has XXX years on job.
																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025HB11828	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Loan Review Complete	XXX	Resolved	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Borrower has stable job time - Borrower has XXX years on job.
																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025HB11815	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Loan Review Complete	XXX	Resolved	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025HB11815	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Loan Review Complete	XXX	Resolved	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025HB11815	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Loan Review Complete	XXX	Resolved	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025HB11820	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Loan Review Complete	XXX	Resolved	XXX	Property	Third Party Valuation Product Not Provided within XXX% Tolerance	Confidence score is below the minimum amount allowed for this product at XXX%. An additional valuation is required.	Document Uploaded. Uploaded XXX. Supports value used for qualifying.	XXX	Brokers Price Opinion uploaded and supports appraised value.; Third party valuation product provided within tolerance.	XXX	Borrower has stable job time - Borrower has XXX years on job.
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	C	A	A	A	C	A	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025HB11820	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Loan Review Complete	XXX	Resolved	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Borrower has stable job time - Borrower has XXX years on job.
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	A	A	A	A	C	A	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025HB11820	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Loan Review Complete	XXX	Resolved	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Borrower has stable job time - Borrower has XXX years on job.
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	A	A	A	A	C	A	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025HB11820	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Loan Review Complete	XXX	Resolved	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Borrower has stable job time - Borrower has XXX years on job.
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	A	A	A	A	C	A	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025HB11825	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Loan Review Complete	XXX	Resolved	XXX	Property	Third Party Valuation Product Not Provided within XXX% Tolerance	Confidence score is below the minimum amount allowed for this product at XXX%. An additional valuation is required.	Third party valuation product provided within tolerance.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
Borrower has stable job time - Borrower has XXX years on job.
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	C	A	A	A	C	A	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025HB11825	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Loan Review Complete	XXX	Resolved	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
Borrower has stable job time - Borrower has XXX years on job.
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	A	A	A	A	C	A	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025HB11825	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Loan Review Complete	XXX	Resolved	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
Borrower has stable job time - Borrower has XXX years on job.
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	A	A	A	A	C	A	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025HB11825	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Loan Review Complete	XXX	Resolved	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
Borrower has stable job time - Borrower has XXX years on job.
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	A	A	A	A	C	A	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025HB11816	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Loan Review Complete	XXX	Resolved	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Borrower has stable job time - Borrower has XXX years on job.
																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025HB11816	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Loan Review Complete	XXX	Resolved	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Borrower has stable job time - Borrower has XXX years on job.
																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025HB11816	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Loan Review Complete	XXX	Resolved	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Borrower has stable job time - Borrower has XXX years on job.
																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025HB11821	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Loan Review Complete	XXX	Resolved	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025HB11821	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Loan Review Complete	XXX	Resolved	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025HB11821	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Loan Review Complete	XXX	Resolved	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025HB11822	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Loan Review Complete	XXX	Resolved	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
Borrower has stable job time - Borrower has XXX years on job.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025HB11822	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Loan Review Complete	XXX	Resolved	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
Borrower has stable job time - Borrower has XXX years on job.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025HB11822	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Loan Review Complete	XXX	Resolved	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
Borrower has stable job time - Borrower has XXX years on job.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025HB11830	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Loan Review Complete	XXX	Resolved	XXX	Credit	Missing Verification of Mortgage	The subject is a XXX. The file is missing verification of the XXX . Provide a copy of the XXX .	Document Uploaded.	XXX	The XXX note was provided and sufficient documentation. ; Received copy of the XXX note.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Borrower has stable job time - Borrower has XXX years on job.
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025HB11830	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Loan Review Complete	XXX	Resolved	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Borrower has stable job time - Borrower has XXX years on job.
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025HB11830	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Loan Review Complete	XXX	Resolved	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Borrower has stable job time - Borrower has XXX years on job.
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025HB11819	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Loan Review Complete	XXX	Resolved	XXX	Property	Third Party Valuation Product Not Provided within XXX% Tolerance	Third Party Valuation Product Not Provided or Not Provided Within Tolerance.	Document Uploaded.	XXX	Updated XXX	XXX	Borrower has stable job time - Borrower has XXX years on job.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	D	A	C	A	D	A	C	A	A	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025HB11819	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Loan Review Complete	XXX	Resolved	XXX	Credit	Missing Letter of Explanation (Income)	Per Lender XXX Underwriting Guidelines dated XXX under XXX A Section 16.4.1 documentation requirements for XXX Program a business questionnaire is required. The loan file does not contain a signed and dated business questionnaire from either the borrower or the XXX.	Document Uploaded.	XXX	Uploaded Business Questionnaire and CPA letter	XXX	Borrower has stable job time - Borrower has XXX years on job.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	D	A	D	A	D	A	C	A	A	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025HB11819	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Loan Review Complete	XXX	Resolved	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Borrower has stable job time - Borrower has XXX years on job.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	D	A	A	A	D	A	C	A	A	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025HB11818	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Resolved	XXX	Credit	Title Coverage is Less than Subject Lien	Title Coverage Amount of $XXX is Less than Total Amount of Subject Lien $XXX	Document Uploaded.	XXX	Updated Title commitment; Title Coverage Amount of $XXX is equal to or greater than Total Amount of Subject Lien $XXX	XXX	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	C	D	A	D	A	C	C	A	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A
2025HB11818	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Open	XXX	Property	Third Party Valuation Product Not Provided within XXX% Tolerance	XXX provided and does not support value. XXX shows a value variance of XXX%. Additional product is required.	XXX	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	C	C	C	D	A	C	C	A	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A
2025HB11818	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Resolved	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	C	A	A	D	A	C	C	A	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A
2025HB11818	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Resolved	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	C	A	A	D	A	C	C	A	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A
2025HB11817	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Loan Review Complete	XXX	Resolved	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Borrower has stable job time - Borrower has XXX years on job.
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025HB11817	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Loan Review Complete	XXX	Resolved	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Borrower has stable job time - Borrower has XXX years on job.
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025HB11817	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Loan Review Complete	XXX	Resolved	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Borrower has stable job time - Borrower has XXX years on job.
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025HB11832	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Loan Review Complete	XXX	Resolved	XXX	Property	Third Party Valuation Product Not Provided within XXX% Tolerance	XXX has a confidence score of XXX which is lower than the allowed XXX%. An additional third party valuation is required.	Document Uploaded.	XXX	Third party valuation product provided within tolerance.; Additional XXX provided.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
																			Borrower has stable job time - Borrower has XXX years on job.	C	A	C	A	C	A	C	A	A	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025HB11832	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Loan Review Complete	XXX	Resolved	XXX	Credit	Audited DTI Exceeds Guideline DTI	Audited DTI of XXX% exceeds Guideline DTI of XXX%. Updated XXX in the file dated XXX showing the premium increased to $XXX annually. This increase was not updated in the subject property's calculation. DTI is higher than guideline requirements.	Document Uploaded. I have updated the hazard premium for the PITIA for the subject to match the renewal amount. The DTI remains < XXX%. Please note that the liabilities all match the XXX Report information as of the day before closing. Thank you!	XXX	Audited DTI of XXX% is less than or equal to Guideline DTI of XXX%; Audited DTI of XXX% is less than or equal to Guideline DTI of XXX%; Audited DTI of XXX% exceeds Guideline DTI of XXX%	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
																			Borrower has stable job time - Borrower has XXX years on job.	C	A	C	A	C	A	C	A	A	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025HB11832	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Loan Review Complete	XXX	Resolved	XXX	Credit	Potential Identity Issues identified in the file	Borrowers XXX had expired prior to closing and disbursement. Please provide an updated XXX for the Borrower.	Document Uploaded.	XXX	Updated Drivers license	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
																			Borrower has stable job time - Borrower has XXX years on job.	C	A	C	A	C	A	C	A	A	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025HB11832	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Loan Review Complete	XXX	Resolved	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
																			Borrower has stable job time - Borrower has XXX years on job.	C	A	A	A	C	A	C	A	A	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025HB11826	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Loan Review Complete	XXX	Resolved	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
Borrower has stable job time - Borrower has XXX years on job.
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025HB11826	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Loan Review Complete	XXX	Resolved	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
Borrower has stable job time - Borrower has XXX years on job.
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025HB11826	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Loan Review Complete	XXX	Resolved	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
Borrower has stable job time - Borrower has XXX years on job.
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025HB11824	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Loan Review Complete	XXX	Resolved	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Borrower has stable job time - Borrower has XXX years on job.
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025HB11824	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Loan Review Complete	XXX	Resolved	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Borrower has stable job time - Borrower has XXX years on job.
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025HB11824	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Loan Review Complete	XXX	Resolved	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Borrower has stable job time - Borrower has XXX years on job.
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025HB11827	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Loan Review Complete	XXX	Resolved	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025HB11827	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Loan Review Complete	XXX	Resolved	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025HB11827	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Loan Review Complete	XXX	Resolved	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025HB11829	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Loan Review Complete	XXX	Resolved	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025HB11829	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Loan Review Complete	XXX	Resolved	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025HB11829	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Loan Review Complete	XXX	Resolved	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025HB11823	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Loan Review Complete	XXX	Resolved	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025HB11823	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Loan Review Complete	XXX	Resolved	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025HB11823	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Loan Review Complete	XXX	Resolved	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025HB11833	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Loan Review Complete	XXX	Resolved	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	XXX	Borrower has stable job time - Borrower has XXX years on job.
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025HB11833	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Loan Review Complete	XXX	Resolved	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	XXX	Borrower has stable job time - Borrower has XXX years on job.
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025HB11833	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Loan Review Complete	XXX	Resolved	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	XXX	Borrower has stable job time - Borrower has XXX years on job.
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025HB11834	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Loan Review Complete	XXX	Resolved	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
Borrower has stable job time - Borrower has XXX years on job.
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025HB11834	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Loan Review Complete	XXX	Resolved	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
Borrower has stable job time - Borrower has XXX years on job.
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025HB11834	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Loan Review Complete	XXX	Resolved	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
Borrower has stable job time - Borrower has XXX years on job.
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025HB11836	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Loan Review Complete	XXX	Resolved	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	XXX	Borrower has stable job time - Borrower has XXX years on job.
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025HB11836	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Loan Review Complete	XXX	Resolved	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	XXX	Borrower has stable job time - Borrower has XXX years on job.
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025HB11836	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Loan Review Complete	XXX	Resolved	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	XXX	Borrower has stable job time - Borrower has XXX years on job.
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025HB11837	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Loan Review Complete	XXX	Resolved	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025HB11837	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Loan Review Complete	XXX	Resolved	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025HB11837	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Loan Review Complete	XXX	Resolved	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025HB11838	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Loan Review Complete	XXX	Resolved	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	XXX	Borrower has stable job time - Borrower has XXX years on job.
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025HB11838	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Loan Review Complete	XXX	Resolved	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	XXX	Borrower has stable job time - Borrower has XXX years on job.
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025HB11838	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Loan Review Complete	XXX	Resolved	XXX	Credit	All Interested Parties Not Checked with Exclusionary Lists	All Interested Parties Not Checked with Exclusionary Lists.	All Interested Parties Checked against Exclusionary Lists	XXX	Borrower has stable job time - Borrower has XXX years on job.
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	C	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025HB11838	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Loan Review Complete	XXX	Resolved	XXX	Credit	XXX Not Completed and/or Cleared	XXX Not Completed and/or Cleared	XXX Completed and Cleared	XXX	Borrower has stable job time - Borrower has XXX years on job.
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	C	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025HB11838	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Loan Review Complete	XXX	Resolved	XXX	Credit	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	Document Uploaded.	XXX	Third Party Fraud Report is provided; Fraud report received.	XXX	Borrower has stable job time - Borrower has XXX years on job.
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025HB11839	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Loan Review Complete	XXX	Resolved	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	XXX	Borrower has stable job time - Borrower has XXX years on job.
Qualifying FICO is Greater than the Guideline Minimum XXX Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025HB11839	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Loan Review Complete	XXX	Resolved	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	XXX	Borrower has stable job time - Borrower has XXX years on job.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025HB11839	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Loan Review Complete	XXX	Resolved	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	XXX	Borrower has stable job time - Borrower has XXX years on job.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025HB11840	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Loan Review Complete	XXX	Resolved	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	XXX	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
																			Borrower has stable job time - Borrower has XXX years on job.	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025HB11840	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Loan Review Complete	XXX	Resolved	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	XXX	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
																			Borrower has stable job time - Borrower has XXX years on job.	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025HB11840	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Loan Review Complete	XXX	Resolved	XXX	Credit	Flood Certificate Missing	Missing Flood Certificate	Document Uploaded. Uploaded flood cert.	XXX	Flood Certificate is fully present; Flood Cert provided.	XXX	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
																			Borrower has stable job time - Borrower has XXX years on job.	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025HB11841	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Loan Review Complete	XXX	Resolved	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	XXX	Borrower has stable job time - Borrower has XXX years on job.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025HB11841	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Loan Review Complete	XXX	Resolved	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	XXX	Borrower has stable job time - Borrower has XXX years on job.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025HB11841	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Loan Review Complete	XXX	Resolved	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	XXX	Borrower has stable job time - Borrower has XXX years on job.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025HB11844	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Loan Review Complete	XXX	Resolved	XXX	Property	XXX Dated Prior to the Note Date, After Appraisal Date	Property located in XXX Area with no subsequent property Inspection. Property Located in XXX with no Subsequent property Inspection. XXX declared XXX County in a XXX Area (XXX) on XXX, with an incident start date of XXX with no declared end date. The XXX Inspection report in the file has an inspection date of XXX, which is prior to the incident date of XXX.	Document Uploaded. Uploaded disaster insp.	XXX	Property Inspection Provided.; Received XXX inspection showing no damage.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
Borrower has stable job time - Borrower has XXX years on job.
																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	C	A	C	A	A	A	C	A	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025HB11844	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Loan Review Complete	XXX	Resolved	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
Borrower has stable job time - Borrower has XXX years on job.
																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	C	A	A	A	A	A	C	A	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025HB11844	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Loan Review Complete	XXX	Resolved	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
Borrower has stable job time - Borrower has XXX years on job.
																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	C	A	A	A	A	A	C	A	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025HB11842	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Loan Review Complete	XXX	Resolved	XXX	Credit	Borrower 1 XXX Credit Report is Missing	Borrower 1 XXX Credit Report is Missing Missing XXX Report dated within XXX days of Note date for Borrower.	Document Uploaded. Uploaded gap rpt for both borrowers.	XXX	Borrower 1 XXX Credit Report is not missing.; XXX Credit report dated XXX received. Resolved	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
																			Borrower has stable job time - Borrower has XXX years on job.	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025HB11842	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Loan Review Complete	XXX	Resolved	XXX	Credit	Borrower 2 XXX Credit Report is Missing	Borrower 2 XXX Credit Report is Missing Missing XXX Report dated within XXX days of Note date for Co-Borrower.	Uploaded gap rpt to other finding.	XXX	Borrower 2 XXX Credit Report is not missing.; XXX Credit report dated XXX received. Resolved	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
																			Borrower has stable job time - Borrower has XXX years on job.	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025HB11842	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Loan Review Complete	XXX	Resolved	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
																			Borrower has stable job time - Borrower has XXX years on job.	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025HB11842	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Loan Review Complete	XXX	Resolved	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
																			Borrower has stable job time - Borrower has XXX years on job.	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025HB11845	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Loan Review Complete	XXX	Resolved	XXX	Credit	Missing XXX dated within XXX days consummation	VOE dated within XXX days of consumption is missing. Lender to provide.	Document Uploaded. Uploaded XXX day verif of business XXX for both businesses - both show Active.	XXX	; Received copy of business search conducted on XXX.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
Borrower has stable job time - Borrower has XXX years on job.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025HB11845	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Loan Review Complete	XXX	Resolved	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
Borrower has stable job time - Borrower has XXX years on job.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025HB11845	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Loan Review Complete	XXX	Resolved	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
Borrower has stable job time - Borrower has XXX years on job.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025HB11848	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Loan Review Complete	XXX	Resolved	XXX	Credit	Audited FICO is less than Guideline FICO	Audited FICO of XXX is less than Guideline FICO of XXX. The Credit report provided, verifies the primary wage earners middle score is XXX. Guidelines require a XXX for a $XXX bank statement loan.	Document Uploaded. middle score is XXX	XXX	Audited FICO of XXX is greater than or equal to Guideline FICO of XXX; Audited FICO of XXX is greater than or equal to Guideline FICO of XXX; Received updated Credit Report dated XXX.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
																			Borrower has stable job time - Borrower has XXX years on job.	D	A	C	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025HB11848	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Loan Review Complete	XXX	Resolved	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
																			Borrower has stable job time - Borrower has XXX years on job.	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025HB11848	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Loan Review Complete	XXX	Resolved	XXX	Credit	XXX: Current Employment Not Verified	ATR: Current Employment Not Verified The file does not contain a verification of B1's business that is dated within XXX days of the note date.	Document Uploaded.	XXX	ATR: Current Employment Was Verified; Received updated Sec of State search conducted on XXX	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
																			Borrower has stable job time - Borrower has XXX years on job.	D	A	C	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025HB11848	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Loan Review Complete	XXX	Resolved	XXX	Credit	Borrower 1 3rd Party XXX Prior to Close Missing	Borrower 1 3rd Party VOE Prior to Close Missing The file does not contain evidence of the existence of the business that is dated within XXX days of the note date, Please provide a copy of the verification that is dated within XXX days of the note date.	Document Uploaded.	XXX	Borrower 1 3rd Party VOE Prior to Close Was Provided; Received an updated Sec of State search conducted on XXX	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
																			Borrower has stable job time - Borrower has XXX years on job.	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025HB11849	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Loan Review Complete	XXX	Resolved	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	XXX	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
Borrower has stable job time - Borrower has XXX years on job.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025HB11849	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Loan Review Complete	XXX	Resolved	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	XXX	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
Borrower has stable job time - Borrower has XXX years on job.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025HB11849	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Loan Review Complete	XXX	Resolved	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	XXX	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
Borrower has stable job time - Borrower has XXX years on job.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025HB11851	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Resolved	XXX	Credit	XXX is Missing	XXX is Missing	Document Uploaded.	XXX	The XXX is Present or is Not Applicable (Property Type is XXX); Received re-recorded mortgage with XXX attached.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
																			Borrower has stable job time - Borrower has XXX years on job.	D	C	D	A	D	A	C	C	A	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A
2025HB11851	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Resolved	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
																			Borrower has stable job time - Borrower has XXX years on job.	D	C	A	A	D	A	C	C	A	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A
2025HB11851	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Resolved	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
																			Borrower has stable job time - Borrower has XXX years on job.	D	C	A	A	D	A	C	C	A	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A
2025HB11851	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Resolved	XXX	Credit	Business Purpose Affidavit/Disclosure Missing	Business Purpose Affidavit/Disclosure Missing the loan is secured by an investment property, A statement of business purpose is required to exempt the loan from ATR/QM requirements.	Not necessary on XXX because all occupancies on XXX are already exempt from XXX.	XXX	Business Purpose Affidavit/Disclosure Provided; Re-reviewed the loan; confirmed XXX is not required due to loan being a XXX. Confirmed.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
																			Borrower has stable job time - Borrower has XXX years on job.	D	C	D	A	D	A	C	C	A	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A
2025HB11851	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Open	XXX	Property	Third Party Valuation Product Not Provided within XXX% Tolerance	AVM provided and does not support value. AVM shows a value of XXX%. Additional documentation is required.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
																			Borrower has stable job time - Borrower has XXX years on job.	D	C	C	C	D	A	C	C	A	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A
2025HB11846		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Loan Review Complete	XXX	Resolved	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational Only	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025HB11846		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Loan Review Complete	XXX	Resolved	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational Only	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025HB11846		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Loan Review Complete	XXX	Resolved	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational Only	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025HB11843	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Loan Review Complete	XXX	Resolved	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	XXX	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025HB11843	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Loan Review Complete	XXX	Resolved	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	XXX	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025HB11843	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Loan Review Complete	XXX	Resolved	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	XXX	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025HB11847	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Loan Review Complete	XXX	Resolved	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	XXX	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX% Lenders CLTV is based on original loan amount of the XXX note. $XXX. Current Mortgage statement show a balance of $XXX
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025HB11847	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Loan Review Complete	XXX	Resolved	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	XXX	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX% Lenders CLTV is based on original loan amount of the XXX note. $XXX. Current Mortgage statement show a balance of $XXX
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025HB11847	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Loan Review Complete	XXX	Resolved	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	XXX	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX% Lenders CLTV is based on original loan amount of the XXX note. $XXX. Current Mortgage statement show a balance of $XXX
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025HB11852	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Loan Review Complete	XXX	Resolved	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Borrower has stable job time - Borrower has XXX years on job.
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025HB11852	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Loan Review Complete	XXX	Resolved	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Borrower has stable job time - Borrower has XXX years on job.
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025HB11852	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Loan Review Complete	XXX	Resolved	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Borrower has stable job time - Borrower has XXX years on job.
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025HB11850	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Loan Review Complete	XXX	Resolved	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025HB11850	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Loan Review Complete	XXX	Resolved	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025HB11850	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Loan Review Complete	XXX	Resolved	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025HB11853	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Loan Review Complete	XXX	Acknowledged	XXX	Credit	Income XXX Income Trend is Decreasing	Income XXX Income Trend is Decreasing The letter of explanation in the file acknowledges the decline in income. Because of the decline, the lender is using the most recent XXX month average to calculate the income.	Income XXX Income Trend is Decreasing The letter of explanation in the file acknowledges the decline in income. Because of the decline, the lender is using the most recent XXX month average to calculate the income.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
																			Borrower has stable job time - Borrower has XXX years on job.	B	B	B	B	B	B	A	A	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2025HB11853	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Loan Review Complete	XXX	Acknowledged	XXX	Credit	Income XXX Income Trend is Decreasing	Income XXX Income Trend is Decreasing The letter of explanation in the file acknowledges the decline in income. Because of the decline, the lender is using the most recent XXX month average to calculate the income.	Income XXX Income Trend is Decreasing The letter of explanation in the file acknowledges the decline in income. Because of the decline, the lender is using the most recent XXX month average to calculate the income.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
																			Borrower has stable job time - Borrower has XXX years on job.	B	B	B	B	B	B	A	A	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2025HB11853	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Loan Review Complete	XXX	Resolved	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
																			Borrower has stable job time - Borrower has XXX years on job.	B	B	A	A	B	B	A	A	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2025HB11853	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Loan Review Complete	XXX	Resolved	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
																			Borrower has stable job time - Borrower has XXX years on job.	B	B	A	A	B	B	A	A	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2025HB11854	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Loan Review Complete	XXX	Resolved	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	XXX	Borrower has stable job time - Borrower has XXX years on job.
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025HB11854	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Loan Review Complete	XXX	Resolved	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	XXX	Borrower has stable job time - Borrower has XXX years on job.
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025HB11854	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Loan Review Complete	XXX	Resolved	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	XXX	Borrower has stable job time - Borrower has XXX years on job.
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025HB11855	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	XXX	Resolved	XXX	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX($XXX) and the XXX exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX ($XXX) and the XXX exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is a subordinate lien and the XXX exceeds the Average Prime Offer Rate (XXX%) by XXX% or more.; XXX loan with establish XXX did not meet appraisal requirement.	Change status of 'Higher-Priced Mortgage Loan' from Active to Cured Post Close.;
XXX is compliant and allowed per lender guidelines; therefore, downgraded to A. ; Change status of 'Higher-Priced Mortgage Loan' from Active to Cured Post Close.;
XXX is compliant and allowed per lender guidelines; therefore, downgraded to A. ; Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.;
XXX is compliant and allowed per lender guidelines; therefore, downgraded to A. ; Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.;
XXX is compliant and allowed per lender guidelines; therefore, downgraded to A.	XXX	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025HB11855	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	XXX	Resolved	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025HB11855	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	XXX	Resolved	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025HB11857	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	XXX	Resolved	XXX	Compliance	Higher-Priced Mortgage Loan XXX Alert (12 CFR 1026.35(b))	Loan is a Higher-Priced Mortgage Loan and XXX Indicator is No XXX.	Change status of 'Higher-Priced Mortgage Loan XXX Alert (12 CFR 1026.35(b))' from Active to Revoked.; invalid XXX not req XXX	XXX	per 1008	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				C	B	C	A	C	B	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2025HB11857	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	XXX	Resolved	XXX	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX, and either:The loan is secured by a XXX with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX ($XXX) and the XXX exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is secured by a XXX with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX ($XXX) and the XXX exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is a subordinate lien and the XXX exceeds the Average Prime Offer Rate (XXX%) by XXX% or more.; XXX loan with establish XXX did not meet appraisal requirements	Change status of 'Higher-Priced Mortgage Loan' from Active to Cured Post Close.;
Per attestation dated XXX, investor guidelines permit XXX loans. Condition cleared. Final exception grade is an A; Change status of 'Higher-Priced Mortgage Loan' from Active to Cured Post Close.;
Per attestation dated XXX, investor guidelines permit XXX loans. Condition cleared. Final exception grade is an A; Change status of 'Higher-Priced Mortgage Loan' from Active to Open Rebuttal.;
Received copy of appraisal delivery showing the appraisal was delivered to the borrower on XXX.  Exception cleared. ; Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.;
Per attestation dated XXX, investor guidelines permit XXX loans. Condition cleared. Final exception grade is an A; Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.;
Per attestation dated XXX, investor guidelines permit XXX loans. Condition cleared. Final exception grade is an A; Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.;
Per attestation dated XXX, investor guidelines permit XXX loans. Condition cleared. Final exception grade is an A; Change status of 'Higher-Priced Mortgage Loan' from Open Rebuttal to Cured Post Close.;
Per attestation dated XXX, investor guidelines permit XXX loans. Condition cleared. Final exception grade is an A	XXX	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				C	B	C	A	C	B	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2025HB11857	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	XXX	Resolved	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				C	B	A	A	C	B	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2025HB11857	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	XXX	Acknowledged	XXX	Credit	Liquid Reserves are less than Guidelines Required	Per guidelines, XXX months reserves of full PITIA are required, and neither cash out nor business assets may be used to satisfy the requirement. The borrower has provided evidence of XXX accounts, the balances of which only provide XXX months' of full PITIA for reserves.; Per guidelines, XXX months of full PITIA are required, and neither cash out nor business assets may be used to satisfy the requirement. The borrower has provided evidence of XXX accounts, the balances of which only provide XXX months' of full PITIA for reserves.; Received an updated CRSE - Per guidelines, XXX months reserves of full PITIA are required. Note: fully amortized payment is rquired on the XXX which is $XXX per CD. Actual Verified XXX months. Compensating Factors : No credit lates; DTI - Low Ratios. Lender provided exception for the loan not meeting the guideline requirements.	Change status of 'Liquid Reserves are less than Guidelines Required' from Open Rebuttal to Acknowledged by Client.;
Received an updated CRSE - Per guidelines, XXX months reserves of full PITIA are required. Note: fully amortized payment is rquired on the XXX which is $XXX per CD. Actual Verified XXX months. Compensating Factors : No credit lates; DTI - Low Ratios. Lender provided exception for the loan not meeting the guideline requirements. ; Sent Exception {XXX}; Uploaded the document {XXX}	XXX	Change severity of 'Liquid Reserves are less than Guidelines Required' from Material to Non-Material.; Change status of 'Liquid Reserves are less than Guidelines Required' from Open Rebuttal to Acknowledged by Client.;
Received an updated CRSE - Per guidelines, XXX months reserves of full PITIA are required. Note: fully amortized payment is rquired on the First Mortgage which is $XXX per CD. Actual Verified XXX months. Compensating Factors : No credit lates; DTI - Low Ratios. Lender provided exception for the loan not meeting the guideline requirements. ; Received an updated CRSE - Per guidelines, XXX months reserves of full PITIA are required. Note: fully amortized payment is rquired on the XXX which is $XXX per CD. Actual Verified XXX months. Compensating Factors : No credit lates; DTI - Low Ratios. Lender provided exception for the loan not meeting the guideline requirements.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				C	B	C	B	C	B	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2025HB11857	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	XXX	Resolved	XXX	Compliance	Higher-Priced Mortgage Loan Evidence of Appraisal Delivery to the Borrower Not Provided (12 CFR 1026.35(c)(6))	Evidence of Appraisal Delivery to the Borrower Not Provided.; Received copy of appraisal delivery showing the appraisal was delivered to the borrower on XXX. Exception cleared.	Sent Proof Apprs'l was sent to Bwr {XXX}; Sent Proof Apps'l was delivered {XXX}; Uploaded the document {XXX}; Uploaded the document {XXX}	XXX	Evidence of Appraisal Delivery to the Borrower Not Provided.; Evidence of Appraisal Delivery to the Borrower Provided.; Received copy of appraisal delivery showing the appraisal was delivered to the borrower on XXX. Exception cleared.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				C	B	C	A	C	B	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2025HB11857	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	XXX	Resolved	XXX	Compliance	Higher-Priced Mortgage Loan Required XXX Account Test	This loan failed the higher-priced mortgage loan required XXX account test. ( 12 CFR §1026.35(b) )This loan fails to collect reserves for either:The payment of homeowner's insurance and property taxes for properties that are not a XXX, high rise XXX, or planned unit development, orThe loan contains a custom fee with an associated attribute of "XXX or reserves" but the fee does not have a dollar value listed; orThe payment of property taxes for XXX, or high rise XXX, or planned unit development.Except as provided in 1026.35(b)(2) regarding exemptions, a creditor may not extend a higher-priced mortgage loan secured by a first lien on a consumer's principal dwelling unless an XXX account is established before consummation for payment of property taxes and premiums for mortgage-related insurance required by the creditor, such as insurance against loss of or damage to property, or against liability arising out of the ownership or use of the property, or insurance protecting the creditor against the consumer's default or other credit loss.Insurance premiums described in above need not be included in XXX accounts for loans secured by dwellings in condominiums, planned unit developments, or other common interest communities in which dwelling ownership requires participation in a governing association, where the governing association has an obligation to the dwelling owners to maintain a XXX insuring all dwellings.PLEASE NOTE:(XXX)This test does not consider whether the creditor complies with 12 CFR §1026.35(b)(2)(iii) regarding properties that are located in counties designated as either "XXX" or "underserved" by the Consumer XXX.(XXX)This test does not account for instances when mortgage insurance reserves must be XXX based on 12 CFR §1026.35. See Higher-Priced Mortgage Loan Alert (below) for full XXX requirements.	Change status of 'Higher-Priced Mortgage Loan Required XXX Account Test' from Active to Revoked.;
Not required -XXX; Change status of 'Higher-Priced Mortgage Loan Required XXX Account Test' from Cleared to Revoked.;
Not require d- XXX	XXX	The higher-priced mortgage loan required XXX account test is not applicable to this loan for one of the following reasons: ( 12 CFR §1026.35(a)(1), (b)(2)(i)(A) )The loan is not a higher-priced mortgage loan; orThe loan is not a first lien loan; orThe loan is secured by shares in a cooperative. XXX accounts need not be established for loans secured by shares in a cooperative.PLEASE NOTE: This test does not consider whether the creditor complies with 12 CFR §1026.35(b)(2)(iii) regarding properties that are located in counties designated as either "rural" or "underserved" by the Consumer XXX.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				C	B	C	A	C	B	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2025HB11856	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	XXX	Resolved	XXX	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX ($XXX) and the XXX exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is secured by a XXX with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX($XXX) and the XXX exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is a subordinate lien and the XXX exceeds the Average Prime Offer Rate (XXX%) by XXX% or more.; XXX loan with established XXX and met appraisal requirements.	Change status of 'Higher-Priced Mortgage Loan' from Active to Cured Post Close.;
XXX is compliant and allowed per lender guidelines. ; Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.;
XXX is compliant and allowed per lender guidelines.	XXX	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	D	A	C	A	A	A	D	A	C	A	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025HB11856	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	XXX	Resolved	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	D	A	A	A	A	A	D	A	C	A	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025HB11856	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	XXX	Resolved	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	D	A	A	A	A	A	D	A	C	A	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025HB11856	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	XXX	Resolved	XXX	Property	Third Party Valuation Product Not Provided	Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%. CU Score not provided and XXX Collateral Rep and Warrant Relief not provided.	Change status of 'Third Party Valuation Product Not Provided' from Active to Revoked.; Not required	XXX	Third Party Valuation Product Provided.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	D	A	D	A	A	A	D	A	C	A	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025HB11865	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	XXX	Cured Post Close	XXX	Compliance	Charges That In Total Cannot Increase More Than XXX% Test	This loan failed the charges that in total cannot increase more than XXX% test. (12 CFR §1026.19(e)(3)(ii))The loan contains third-party services that the consumer was permitted to shop for and the charges exceed the good faith tolerance according to §1026.19(e)(3)(ii). The final charges that in total cannot increase more than XXX% ($XXX) exceed the comparable charges ($XXX) by more than XXX%. Please see the table that displays the Charges That Cannot Increase More Than XXX% for a comparison of the data between the provided disclosures.An estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §1026.19(e)(1)(i) by more than XXX percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §1026.19(e)(1)(vi).; Applied cure package recd with proof of delivery, PCCD, LOE and Copy of refund check. Exception cured post close ; XXX Cure required: Cure of $XXX required for addition of Wire transfer fee of $XXX, E-Recording fee of $XXX, Sub XXX fee of $XXX, and increase of XXX fee from $XXX to $XXX. Fees exceed the aggregate plus XXX% without valid XXX or cure. Cure requirements include PCCD, LOE, copy of refund check, and proof of mailing.	Change status of 'Charges That In Total Cannot Increase More Than XXX% Test' from Active to Open Rebuttal.;
XXX documents with confirmation of package delivery, copy of check and LOE were provided to compliance for review. ; Change status of 'Charges That In Total Cannot Increase More Than XXX% Test' from Cleared to Cured Post Close.;
Applied cure package recd with proof of delivery, PCCD, LOE and Copy of refund check. Exception cured post close ; Change status of 'Charges That In Total Cannot Increase More Than XXX% Test' from Open Rebuttal to Active.;
XXX documents with confirmation of package delivery were provided to compliance for review. ; Applied cure package recd with proof of delivery, PCCD, LOE and Copy of refund check. Exception cured post close ; XXX Cure required: Cure of $XXX required for addition of Wire transfer fee of $XXX, E-Recording fee of $XXX, Sub XXX fee of $XXX, and increase of XXX fee from $XXX to $XXX. Fees exceed the aggregate plus XXX% without valid XXX or cure. Cure requirements include PCCD, LOE, copy of refund check, and proof of mailing. ; Uploaded copy of check, PCCD, letter to borr, XXX, and proof the envelope was delivered on XXX {XXX}; Uploaded the document {XXX}	XXX	Change status of 'Charges That In Total Cannot Increase More Than XXX% Test' from Active to Open Rebuttal.;
XXX documents with confirmation of package delivery, copy of check and LOE were provided to compliance for review. ; Change status of 'Charges That In Total Cannot Increase More Than XXX% Test' from Cleared to Cured Post Close.;
Applied cure package recd with proof of delivery, PCCD, LOE and Copy of refund check. Exception cured post close ; Change status of 'Charges That In Total Cannot Increase More Than XXX% Test' from Open Rebuttal to Active.;
XXX documents with confirmation of package delivery were provided to compliance for review. ; This loan passed the charges that in total cannot increase more than 10% test. (12 CFR §1026.19(e)(3)(ii))The loan contains third-party services that the consumer was permitted to shop for and the charges were in good faith according to §1026.19(e)(3)(ii). The final charges that in total cannot increase more than XXX% ($XXX) do not exceed the comparable charges ($XXX) by more than XXX%. Please see the table that displays the Charges That Cannot Increase More Than XXX% for a comparison of the data between the provided disclosures.An estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §1026.19(e)(1)(i) by more than XXX percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §1026.19(e)(1)(vi).; Applied cure package recd with proof of delivery, PCCD, LOE and Copy of refund check. Exception cured post close	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	D	B	C	B	D	B	D	A	C	B	C	C	C	C	D	D	D	C	C	C	C	C	D	D	D	C	D	D	D	C	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B
2025HB11865	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	XXX	Resolved	XXX	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX($XXX) and the XXX exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is secured by a XXX with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX ($XXX) and the XXX exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is a subordinate lien and the XXX exceeds the Average Prime Offer Rate (XXX%) by XXX% or more.; XXX loan with established XXX and met appraisal requirements. ; XXX non-compliant due to missing evidence borrower was in receipt of appraisal.	Change status of 'Higher-Priced Mortgage Loan' from Active to Cured Post Close.;
XXX is compliant and allowed per lender guidelines; therefore, downgraded to A. ; Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.;
XXX is compliant and allowed per lender guidelines; therefore, downgraded to A. ; XXX loan with established XXX and met appraisal requirements. ; XXX non-compliant due to missing evidence borrower was in receipt of appraisal.	XXX	Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is not a higher-priced mortgage loan due one of the following findings:The loan has a date creditor received application on or after the effective date of XXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX ($XXX), but the XXX does not exceed the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX ($XXX), but the XXX does not exceed the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is a subordinate lien, but the XXX does not exceed the Average Prime Offer Rate (XXX%) by XXX% or more.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	D	B	C	A	D	B	D	A	C	B	C	C	C	C	D	D	D	C	C	C	C	C	D	D	D	C	D	D	D	C	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B
2025HB11865	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	XXX	Resolved	XXX	Property	Origination Appraisal is Missing	Origination appraisal is Missing.; Documentation to support the rate being lowered to unclassify the XXX findings was provided. Loan is no longer an XXX loans; and the appraisal is not required. Exception cleared. ; The loan is classified as XXX, Per guidelines, a full appraisal is required.	The rate was lowered therefore the loan is no longer XXX and an appraisal is not required. Uploade {XXX}; Uploaded the document {XXX}	XXX	Origination appraisal is Missing.;
;
The loan is classified as XXX, Per guidelines, a full appraisal is required.; Origination appraisal is Not Applicable. Documentation to support the rate being lowered to unclassify the XXX findings was provided. Loan is no longer an XXX loans; and the appraisal is not required. Exception cleared. ; Documentation to support the rate being lowered to unclassify the XXX findings was provided. Loan is no longer an XXX loans; and the appraisal is not required. Exception cleared.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	D	B	D	A	D	B	D	A	C	B	C	C	C	C	D	D	D	C	C	C	C	C	D	D	D	C	D	D	D	C	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B
2025HB11865	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	XXX	Resolved	XXX	Credit	Transmittal Summary is Partial	The transmittal summary is Partial; An updated 1008 was provided showing the senior mortgage amount as requested. Reviewed; confirmed. Exception cleared. ; The 1008 has been prepared showing the ratios for the XXX only. Inclusion of the XXX payment brings the ratios to XXX, not the XXX as shown on the 1008 and the credit risk summary. Please update the 1008.	Uploaded 1008 with full PITIA (1XXX) for subject {XXX}; Uploaded the document {XXX}	XXX	The transmittal summary is Partial;
;
The 1008 has been prepared showing the ratios for the XXX only. Inclusion of the XXX payment brings the ratios to XXX, not the XXX as shown on the 1008 and the credit risk summary. Please update the 1008. ; The transmittal summary is Present. An updated 1008 was provided showing the senior mortgage amount as requested. Reviewed; confirmed. Exception cleared. ; An updated 1008 was provided showing the senior mortgage amount as requested. Reviewed; confirmed. Exception cleared.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	D	B	D	A	D	B	D	A	C	B	C	C	C	C	D	D	D	C	C	C	C	C	D	D	D	C	D	D	D	C	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B
2025HB11865	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	XXX	Acknowledged	XXX	Credit	Liquid Reserves are less than Guidelines Required	The liquid reserves of XXX months or $XXX, are less than the Guidelines minimum required of XXX or $XXX.; Received updated CRSE. Guidelines do not allow cash out for reserves. Actual - Cash-Outs were used. Guideline has changed since this loan closing. We now allow cash out to be used. Obtained investor approval for this (XXX). Compensating Factors : Qualifying Credit Score is XXX; Borr with employer for XXX years; Residual Income of $XXX; LTV - XXX LTV and XXX% CLTV. Lender provided exception for the loan not meeting the guideline requirements. ; The borrower shows no assets on the final 1003. Per guidelines, neither business assets not cash out may be used to satisfy the reserve requirements.	Change status of 'Liquid Reserves are less than Guidelines Required' from Open Rebuttal to Acknowledged by Client.;
Received updated CRSE. Guidelines do not allow cash out for reserves. Actual - Cash-Outs were used. Guideline has changed since this loan closing. We now allow cash out to be used. Obtained investor approval for this (XXX). Compensating Factors : Qualifying Credit Score is XXX; Borr with employer for XXX years; Residual Income of $XXX; LTV - XXX LTV and XXX% CLTV. Lender provided exception for the loan not meeting the guideline requirements. ; Uploaded the document {XXX}; Uploaded the document {XXX}; We obtained AOCA approval to use cash out for reserves. I have uploaded the CRSE and the AOCA approv {XXX}	XXX	Change severity of 'Liquid Reserves are less than Guidelines Required' from Material to Non-Material.; Change status of 'Liquid Reserves are less than Guidelines Required' from Open Rebuttal to Acknowledged by Client.;
Received updated CRSE.  Guidelines do not allow cash out for reserves. Actual - Cash-Outs were used.  Guideline has changed since this loan closing. We now allow cash out to be used. Obtained investor approval for this (XXX).  Compensating Factors : Qualifying Credit Score is XXX; XXX with employer for XXX years; Residual Income of $XXX; LTV - XXX LTV and XXX% CLTV. Lender provided exception for the loan not meeting the guideline requirements. ; The liquid reserves of XXX months or $XXX, are less than the Guidelines minimum required of XXX or $XXX.;
;
The borrower shows no assets on the final 1003. Per guidelines, neither business assets not cash out may be used to satisfy the reserve requirements.; Received updated CRSE. Guidelines do not allow cash out for reserves. Actual - Cash-Outs were used. Guideline has changed since this loan closing. We now allow cash out to be used. Obtained investor approval for this (XXX). Compensating Factors : Qualifying Credit Score is XXX; XXX with employer for XXX years; Residual Income of $XXX; LTV - XXX LTV and XXX% CLTV. Lender provided exception for the loan not meeting the guideline requirements.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	D	B	C	B	D	B	D	A	C	B	C	C	C	C	D	D	D	C	C	C	C	C	D	D	D	C	D	D	D	C	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B
2025HB11860	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	XXX	Resolved	XXX	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX ($XXX) and the XXX exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is secured by a XXX with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX ($XXX) and the XXX exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is a subordinate lien and the XXX exceeds the Average Prime Offer Rate (XXX%) by XXX% or more.; XXX Compliant. XXX Waiver in File.	Change status of 'Higher-Priced Mortgage Loan' from Active to Cured Post Close.;
XXX is compliant and allowed per lender guidelines; therefore, downgraded to A. ; Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.;
XXX is compliant and allowed per lender guidelines; therefore, downgraded to A.	XXX	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025HB11860	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	XXX	Resolved	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025HB11860	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	XXX	Resolved	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025HB11864	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	XXX	Resolved	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				D	A	A	A	C	A	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025HB11864	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	XXX	Resolved	XXX	Property	Third Party Valuation Product not Provided	Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.	Change status of 'Third Party Valuation Product not Provided' from Active to Open Rebuttal.;
Received internal email. Per the information provided; there is an XXX in the file and clears the open XXX condition.	XXX	Third Party Valuation Product Provided. Received internal email. Per the information provided; there is an XXX in the file and clears the open XXX condition.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				D	A	D	A	C	A	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025HB11864	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	XXX	Resolved	XXX	Property	Third Party Valuation Product Not Provided	Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%. CU Score not provided and XXX Collateral Rep and Warrant Relief not provided.	Third Party Valuation Product Provided. Received internal email. Per the information provided; there is an XXX in the file and clears the open XXX condition.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				D	A	D	A	C	A	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025HB11864	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	XXX	Resolved	XXX	Credit	Qualifying DTI exceeds Guideline Maximum Allowable	Qualifying DTI of XXX exceeds guideline maximum of XXX.; Received lease agreement for the subject property and confirmed the amounts. Re-calculating the subject property. ; The file does not contain a lease agreement for the subject property. Since the borrower owns XXX, the various deposit amounts shown in the XXX account cannot be attributed to any particular property, especially since the names and amounts are inconsistent. A rent roll or lease for the subject is required and/or verification of additional rents if the lender cash flowed the other proeprties.	Sent Rental lease XXX {XXX}; Uploaded the document {XXX}	XXX	Documentation provided to support Qualifying DTI below XXX. Received lease agreement for the subject property and confirmed the amounts. Re-calculating the subject property. DTI calculation is within guideline requirements. Exception cleared. ; Qualifying DTI of XXX exceeds guideline maximum of XXX.;
;
The file does not contain a lease agreement for the subject property. Since the borrower owns multiple rental units, the various deposit amounts shown in the XXX account cannot be attributed to any particular property, especially since the names and amounts are inconsistent. A rent roll or lease for the subject is required and/or verification of additional rents if the lender cash flowed the other proeprties. ; Received lease agreement for the subject property and confirmed the amounts. Re-calculating the subject property.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				D	A	C	A	C	A	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025HB11864	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	XXX	Resolved	XXX	Credit	Borrower Income Verification does not match Approval	The borrower income verification does not match approval; Bank statement analysis resulted in monthly income of $XXX using the XXX account and a XXX% expense factor per the XXX letter. There were deposits recorded in only XXX of the XXX months reviewed, however this amount still exceeded the qualifying income of $XXX per month. The lender's income calcualtion matched our review, however the income reflectedon the 1008 is substantially lower. Please provide the lender's income calculation and a new 1008, 1003 and CRSE reflecting the correct income and DTI.	Change status of 'Borrower Income Verification does not match Approval' from Active to Open Rebuttal.;
Received an LOX regarding the income utilized of $XXX. Our income calculations match at $XXX for XXX months. Borrower stated their income amount was $XXX on the loan application. Lender utilized the more conservative amount. Exception cleared. ; Bank statement analysis resulted in monthly income of $XXX using the XXX account and a XXX% expense factor per the CPA letter. There were deposits recorded in only XXX of the XXX months reviewed, however this amount still exceeded the qualifying income of $XXX per month. The lender's income calcualtion matched our review, however the income reflectedon the 1008 is substantially lower. Please provide the lender's income calculation and a new 1008, 1003 and CRSE reflecting the correct income and DTI. ; Sent Rental Lease for XXX {XXX}; Uploaded the document {XXX}	XXX	The borrower income verification does match approval; The borrower income verification does match approval. Received an XXX regarding the income utilized of $XXX. Our income calculations match at $XXX for XXX months. Borrower stated their income amount was $XXX on the loan application. Lender utilized the more conservative amount. Exception cleared.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				D	A	C	A	C	A	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025HB11864	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	XXX	Resolved	XXX	Property	Third party AVM Confidence Score is less than XXX%	Third party XXX Confidence Score of XXX is less than XXX%.; Third party XXX Confidence Score of XXX is less than XXX%.; Third party XXX Confidence Score of XXX is less than XXX%.	Change status of 'Third party XXX Confidence Score is less than XXX%' from Cleared to Revoked.; invalid additioanl 3rd party valuation was not provided.	XXX	Additional third party valuation product provided that supports value.; Additional third party valuation product provided that supports value.; Additional third party valuation product provided that supports value.; Additional third party valuation product provided that supports value.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				D	A	D	A	C	A	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025HB11859	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	XXX	Resolved	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025HB11859	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	XXX	Resolved	XXX	Compliance	XXX Higher-Priced Mortgage Loan Finding	This loan is a higher-priced mortgage loan. ( XXX) , XXX)
The loan is a higher-priced mortgage loan as defined in the Code of XXX (XXX) due the following findings:
The loan is a closed-end loan with a closing date, or date creditor received application (formerly application date) if closing date is unknown, on or after the effective date of XXX; andThe loan is a XXX and the XXX exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is a XXX and the XXX exceeds the Average Prime Offer Rate (XXX%) by XXX% or more.
For information on higher-priced mortgage loans, please see the XXX Higher-Priced Mortgage Loan Alerts below.; XXX Loan XXX waiver in file. Unable to downgrade due to the file is missing the Evidence that the Borrower received a Copy of the Appraisal.	Change status of 'XXX Higher-Priced Mortgage Loan Finding' from Active to Cured Post Close.;
XXX is compliant and allowed per lender guidelines; therefore, downgraded to A. ; Change status of 'XXX Higher-Priced Mortgage Loan Finding' from Cured Post Close to Cleared.;
XXX is compliant and allowed per lender guidelines; therefore, downgraded to A.	XXX	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025HB11859	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	XXX	Resolved	XXX	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX, and either:The loan is secured by a XXX with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX ($XXX) and the XXX exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX ($XXX) and the XXX exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is a subordinate lien and the XXX exceeds the Average Prime Offer Rate (XXX%) by XXX% or more.; XXX Loan escrow waiver in file. Unable to downgrade due to the file is missing the Evidence that the Borrower received a Copy of the Appraisal.	Change status of 'Higher-Priced Mortgage Loan' from Active to Cured Post Close.;
XXX is compliant and allowed per lender guidelines; therefore, downgraded to A. ; Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.;
XXX is compliant and allowed per lender guidelines; therefore, downgraded to A.	XXX	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025HB11859	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	XXX	Resolved	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025HB11858	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	XXX	Resolved	XXX	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX, and either:The loan is secured by a XXX with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX ($XXX) and the XXX exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is secured by a XXX with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX ($XXX) and the XXX exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is a subordinate lien and the XXX exceeds the Average Prime Offer Rate (XXX%) by XXX% or more.; XXX loan with established XXX and met appraisal requirements	Change status of 'Higher-Priced Mortgage Loan' from Active to Cured Post Close.;
XXX is compliant and allowed per lender guidelines; therefore, downgraded to A. ; Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.;
XXX is compliant and allowed per lender guidelines; therefore, downgraded to A.	XXX	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025HB11858	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	XXX	Resolved	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025HB11858	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	XXX	Resolved	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025HB11861	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	XXX	Resolved	XXX	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX, and either:The loan is secured by a XXX with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX ($XXX) and the XXX exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is secured by a XXX with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX ($XXX) and the XXX exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is a XXX and the XXX exceeds the Average Prime Offer Rate (XXX%) by XXX% or more.; XXX loan with established XXX and met appraisal requirements.	Change status of 'Higher-Priced Mortgage Loan' from Active to Cured Post Close.;
XXX is compliant and allowed per lender guidelines.; Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.;
XXX is compliant and allowed per lender guidelines.	XXX	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025HB11861	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	XXX	Resolved	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025HB11861	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	XXX	Resolved	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan. ; Property and valuations related findings were not identified on the loan.	The exception 'No Property Findings' is cleared.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025HB11862	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Loan Review Complete	XXX	Resolved	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025HB11862	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Loan Review Complete	XXX	Resolved	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025HB11862	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Loan Review Complete	XXX	Resolved	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025HB11863	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	XXX	Resolved	XXX	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX ($XXX) and the XXX exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is secured by a XXX with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX ($XXX) and the XXX exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is a subordinate lien and the XXX exceeds the Average Prime Offer Rate (XXX%) by XXX% or more.; XXX loan with established XXX and met appraisal requirements.	Change status of 'Higher-Priced Mortgage Loan' from Active to Cured Post Close.;
XXX is compliant and allowed per lender guidelines.; Change status of 'Higher-Priced Mortgage Loan' from Active to Cured Post Close.;
XXX with established escrows and appraisal requirements met.; Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.;
XXX is compliant and allowed per lender guidelines.; Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.;
XXX is compliant and allowed per lender guidelines.	XXX	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	D	A	C	A	D	A	A	A	C	A	C	C	A	C	D	D	A	C	C	C	A	C	D	D	A	C	D	D	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025HB11863	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	XXX	Resolved	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	D	A	A	A	D	A	A	A	C	A	C	C	A	C	D	D	A	C	C	C	A	C	D	D	A	C	D	D	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025HB11863	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	XXX	Resolved	XXX	Credit	Transmittal Summary is Partial	The transmittal summary is Partial. Per the 1008 and Final Loan Application, the tax payment on the subject property is $XXX. Per the tax cert in the file, the total taxes on the property are $XXX. $XXX. Confirmed the higher tax information from the mortgage statement on the XXX as well. An updated 1008 is required with the correct PITIA payment. ; Received an updated 1008/CRSE that includes the updated property taxes. PITIA pament now matches - exception cleared.	Uploaded 1008 and CRSE with taxes corrected for subject {XXX}; Uploaded the document {XXX}	XXX	The transmittal summary is Partial. Per the 1008 and Final Loan Application, the tax payment on the subject property is $XXX. Per the tax cert in the file, the total taxes on the property are $XXX. $XXX. Confirmed the higher tax information from the mortgage statement on the XXX as well. An updated 1008 is required with the correct PITIA payment. . Per the 1008 and Final Loan Application, the tax payment on the subject property is $XXX. Per the tax cert in the file, the total taxes on the property are $XXX. $XXX. Confirmed the higher tax information from the mortgage statement on the XXX as well. An updated 1008 is required with the correct PITIA payment. ;
; The transmittal summary is Present. Received an updated 1008/CRSE that includes the updated property taxes. PITIA pament now matches - exception cleared. ; Received an updated 1008/CRSE that includes the updated property taxes. PITIA pament now matches - exception cleared.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	D	A	D	A	D	A	A	A	C	A	C	C	A	C	D	D	A	C	C	C	A	C	D	D	A	C	D	D	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025HB11866	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	XXX	Resolved	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025HB11866	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	XXX	Resolved	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025HB11866	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	XXX	Resolved	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025HB11867	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	XXX	Resolved	XXX	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX, and either:The loan is secured by a XXX with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX ($XXX) and the XXX exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is secured by a XXX with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX ($XXX) and the XXX exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is a subordinate lien and the XXX exceeds the Average Prime Offer Rate (XXX%) by XXX% or more.; XXX not compliant . Missing evidence copy of Appraisal was received by borrower.	Change status of 'Higher-Priced Mortgage Loan' from Active to Cured Post Close.; XXX is compliant. ; Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.; XXX is compliant.	XXX	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025HB11867	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	XXX	Resolved	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025HB11867	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	XXX	Resolved	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A